Financial Liabilities - Schedule of Contractual Interest and Repayment Obligation to Warrant Bonds, Convertible Bonds and EIB Loan (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Statement Line Items [Line Items]
Principal repayment	€ 9,100
Convertible bond 2016/2021 [Member]
Statement Line Items [Line Items]
Principal repayment	83
Interest payment	20
Convertible bond 2016/2021 [Member] | 2018 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	5
Convertible bond 2016/2021 [Member] | 2019 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	5
Convertible bond 2016/2021 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	5
Convertible bond 2016/2021 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment	83
Interest payment	5
Convertible bond 2016/2021 [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Convertible bond 2017/2022 [Member]
Statement Line Items [Line Items]
Principal repayment	2,662
Interest payment	720
Convertible bond 2017/2022 [Member] | 2018 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	160
Convertible bond 2017/2022 [Member] | 2019 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	160
Convertible bond 2017/2022 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	160
Convertible bond 2017/2022 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	160
Convertible bond 2017/2022 [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment	2,662
Interest payment	80
EBI Loan [Member]
Statement Line Items [Line Items]
Principal repayment	10,000
Interest payment	5,605
EBI Loan [Member] | 2018 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	380
EBI Loan [Member] | 2019 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	405
EBI Loan [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	433
EBI Loan [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	461
EBI Loan [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment	10,000
Interest payment	3,926
Warrant Bond 2009/2017 [Member]
Statement Line Items [Line Items]
Principal repayment	5,226
Interest payment	394
Warrant Bond 2009/2017 [Member] | 2018 [Member]
Statement Line Items [Line Items]
Principal repayment	5,226
Interest payment
Warrant Bond 2009/2017 [Member] | 2019 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Warrant Bond 2009/2017 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Warrant Bond 2009/2017 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Warrant Bond 2009/2017 [Member] | 2017 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	394
Convertible bond 2016/2021 [Member]
Statement Line Items [Line Items]
Principal repayment	190
Interest payment	55
Convertible bond 2016/2021 [Member] | 2018 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	11
Convertible bond 2016/2021 [Member] | 2019 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	11
Convertible bond 2016/2021 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	11
Convertible bond 2016/2021 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment	190
Interest payment	11
Convertible bond 2016/2021 [Member] | 2017 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	€ 11